Non-current prepayments	12 Months Ended
Mar. 31, 2012
Non-current prepayments
7	Non-current prepayments

Non-current prepayments consist of the following:

	March 31,
	2011	2012	2012
	RMB	RMB	US$

Prepaid property rental	5,151	1,647	262
Deposit for machineries purchase	601	1,216	193
Total non-current prepayments	5,752	2,863	455